PROFUNDS VP

Supplement dated July 20, 2006

to the Statement of Additional Information of ProFunds VP dated May 1, 2006

The following replaces Appendix A of the Statement of Additional Information in its entirety:

APPENDIX A

PROFUNDS EUROPE 30 INDEX

As of March 31, 2006

Name	Ticker	Type	Industry	Country
ALCON INC	ACL	Common Stock	Healthcare-Products	SWITZERLAND
ASML HOLDING NV	ASML	NY Reg Shrs	Semiconductors	NETHERLANDS
ASTRAZENECA PLC	AZN	ADR	Pharmaceuticals	BRITAIN
AUTOLIV INC	ALV	Common Stock	Auto Parts & Equipment	SWEDEN
BP PLC-SPONS	BP	ADR	Oil & Gas	BRITAIN
BUSINESS OBJECTS SA	BOBJ	ADR	Software	FRANCE
DAIMLERCHRYSLER AG	DCX	Common Stock	Auto Manufacturers	GERMANY
ELAN CORP PLC	ELN	ADR	Pharmaceuticals	IRELAND
ERICSSON (LM) TEL	ERICY	ADR	Telecommunications	SWEDEN
GLAXOSMITHKLINE PLC	GSK	ADR	Pharmaceuticals	BRITAIN
HSBC HOLDINGS PLC	HBC	ADR	Banks	BRITAIN
PHILIPS ELECTRONICS	PHG	NY Reg Shrs	Electronics	NETHERLANDS
MITTAL STEEL-CLASS A	MT	NY Reg Shrs	Iron/Steel	NETHERLANDS
NOKIA CORP	NOK	ADR	Telecommunications	FINLAND
NOVARTIS AG	NVS	ADR	Pharmaceuticals	SWITZERLAND
ROYAL DUTCH SHELL PLC	RDS/A	ADR	Oil & Gas	NETHERLANDS
RYANAIR HOLDINGS PLC	RYAAY	ADR	Airlines	IRELAND
SANOFI-AVENTIS	SNY	ADR	Pharmaceuticals	FRANCE
SAP AG-SPONSORED	SAP	ADR	Software	GERMANY
ROYAL DUTCH SHELL PLC	RDS/B	ADR	Oil&Gas	NETHERLANDS
SHIRE PLC	SHPGY	ADR	Pharmaceuticals	BRITAIN
SIEMENS AG	SI	ADR	Miscellaneous Manufacturer	GERMANY
STMICROELECTRONICS NV	STM	NY Reg Shrs	Semiconductors	SWITZERLAND
NTL INC	NTLID	Common Stock	Telecommunications	UNITED STATES
TOP TANKERS INC	TOPT	Common Stock	Transportation	GREECE
TOTAL SA	TOT	ADR	Oil & Gas	FRANCE
UBS AG	UBS	Common Stock	Diversified Financial Services	SWITZERLAND
UNILEVER N V	UN	NY Reg Shrs	Food	NETHERLANDS
VODAFONE GROUP PLC	VOD	ADR	Telecommunications	BRITAIN
WILLIS GROUP HOLDINGS LTD	WSH	Common Stock	Insurance	BRITAIN
TENARIS SA	TS	ADR	Iron/Steel	LUXEMBOURG

Eligible countries include Austria, Belgium, Denmark, Finland, France, Germany, Greece, Ireland, Italy,

Luxembourg, Netherlands, Norway, Portugal, Spain, Sweden, Switzerland, and the United Kingdom.